REVENUE	9 Months Ended
Sep. 30, 2017
REVENUE.
REVENUE

13 REVENUE

        Net revenue consisted of the following:

	Nine-month periods ended September 30,
	2016	2017
Service revenue	703,284	1,098,197
Equipment sales	41,007	12,493

	744,291	1,110,690

        During the nine-month period ended September 30, 2016, the Company had three customers, which generated over 10% of the Company's total revenues or RMB114,715, RMB105,909 and RMB72,626, respectively. During the nine-month period ended September 30, 2017, the Company had two customers, which generated over 10% of the Company's total revenues or RMB256,373 and RMB113,669, respectively.